Cover	Mar. 26, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Crypto Company (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission on June 9, 2025 (the “Original Form 8-K”), disclosing the restatement of the Company’s financial statements as of and for the year ended December 31, 2023. This amendment to the Original Form 8-K (“Amendment No. 2”) is being filed amend and restate the Item 4.02 disclosure to include the fiscal 2023 interim periods that should no longer be relied upon as a result of adjustments made to the previously issued interim financial statements for 2023.
Document Period End Date	Mar. 26, 2025
Entity File Number	000-55726
Entity Registrant Name	The Crypto Company
Entity Central Index Key	0001688126
Entity Tax Identification Number	46-4212105
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	23823 Malibu Road, #50477
Entity Address, City or Town	Malibu
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90265
City Area Code	(424)
Local Phone Number	228-9955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false